UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-02278

The Value Line Premier Growth Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1500

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 9/30/10 is included with this Form.

Value Line Premier Growth Fund, Inc.

Schedule of Investments (unaudited)	September 30, 2010

Shares		Value

COMMON STOCKS (94.3%)

	CONSUMER DISCRETIONARY (10.1%)
8,400	AutoZone, Inc. *	$1,922,844
32,000	BorgWarner, Inc. *	1,683,840
10,500	Buckle, Inc. (The)	278,670
5,000	Chipotle Mexican Grill, Inc. *	860,000
39,200	Ctrip.com International Ltd. ADR *	1,871,800
16,000	Deckers Outdoor Corp. *	799,360
11,400	DeVry, Inc.	560,994
17,000	DIRECTV Class A *	707,710
16,000	Genuine Parts Co.	713,440
7,000	Gildan Activewear, Inc. *	196,630
10,000	Guess?, Inc.	406,300
8,000	hhgregg, Inc. *	198,080
29,000	HSN, Inc. *	867,100
15,500	ITT Educational Services, Inc. *	1,089,185
3,000	Jo-Ann Stores, Inc. *	133,650
27,000	Johnson Controls, Inc.	823,500
5,000	Lincoln Educational Services Corp. *	72,050
56,000	LKQ Corp. *	1,164,800
4,000	Monro Muffler Brake, Inc.	184,440
18,000	O’Reilly Automotive, Inc. *	957,600
30,000	Phillips-Van Heusen Corp.	1,804,800
6,000	Priceline.com, Inc. *	2,090,040
36,000	Shaw Communications, Inc. Class B	792,360
27,000	Signet Jewelers Ltd. *	856,980
6,700	Strayer Education, Inc.	1,169,150
34,300	TJX Companies, Inc. (The)	1,530,809
22,000	TRW Automotive Holdings Corp. *	914,320
6,000	Ulta Salon, Cosmetics & Fragrance, Inc. *	175,200
21,000	Vitamin Shoppe, Inc. *	576,450
26,500	Warnaco Group, Inc. (The) *	1,354,945
29,000	WMS Industries, Inc. *	1,104,030
34,000	Yum! Brands, Inc.	1,566,040
		29,427,117

	CONSUMER STAPLES (6.0%)
68,000	BRF - Brasil Foods S.A. ADR	1,056,040
17,000	British American Tobacco PLC ADR	1,270,070
24,200	Church & Dwight Co., Inc.	1,571,548
16,800	Coca-Cola Femsa, S.A.B. de C.V. ADR	1,314,096
26,000	Companhia de Bebidas das Americas ADR	3,218,280
94,000	Cosan Ltd. Class A	1,089,460
13,000	Energizer Holdings, Inc. *	873,990
26,250	Flowers Foods, Inc.	652,050
20,000	Fomento Economico Mexicano S.A.B. de C.V. ADR	1,014,600
74,000	Green Mountain Coffee Roasters, Inc. *	2,308,060
20,000	Hormel Foods Corp.	892,000
32,000	Ruddick Corp.	1,109,760
13,000	TreeHouse Foods, Inc. *	599,300
9,000	Whole Foods Market, Inc. *	333,990
		17,303,244

	ENERGY (5.6%)
8,600	CNOOC Ltd. ADR	1,670,980
19,000	Concho Resources, Inc. *	1,257,230
21,000	Core Laboratories N.V.	1,848,840
44,000	FMC Technologies, Inc. *	3,004,760
24,000	Penn Virginia Corp.	384,960

Shares		Value
64,000	Petroleo Brasileiro S.A. ADR	$2,321,280
18,000	SM Energy Co.	674,280
33,600	Southern Union Co.	808,416
70,000	Southwestern Energy Co. *	2,340,800
26,000	TransCanada Corp.	965,120
33,000	World Fuel Services Corp.	858,330
		16,134,996

	FINANCIALS (10.4%)
12,000	Affiliated Managers Group, Inc. *	936,120
20,600	AFLAC, Inc.	1,065,226
15,000	Arch Capital Group Ltd. *	1,257,000
9,490	AvalonBay Communities, Inc.	986,296
5,500	Banco Santander Chile S.A. ADR	531,025
35,000	Bancolombia S.A. ADR	2,297,050
16,000	Bank of Hawaii Corp.	718,720
13,300	Bank of Montreal	768,075
22,100	Bank of Nova Scotia	1,177,930
10,700	BlackRock, Inc.	1,821,675
16,000	BRE Properties, Inc.	664,000
8,200	Canadian Imperial Bank of Commerce	594,008
12,000	Credicorp Ltd.	1,366,800
16,000	DuPont Fabros Technology, Inc.	402,400
19,000	Eaton Vance Corp.	551,760
9,400	Essex Property Trust, Inc.	1,028,736
9,000	Franklin Resources, Inc.	962,100
6,200	Goldman Sachs Group, Inc. (The)	896,396
16,300	HDFC Bank Ltd. ADR	3,005,231
16,000	ICICI Bank Ltd. ADR	797,600
111,376	Itau Unibanco Banco Multiplo S.A. ADR	2,693,071
30,000	MSCI, Inc. Class A *	996,300
9,000	Portfolio Recovery Associates, Inc. *	581,850
12,000	Stifel Financial Corp. *	555,480
24,000	T. Rowe Price Group, Inc.	1,201,560
8,000	Taubman Centers, Inc.	356,880
6,000	Torchmark Corp.	318,840
7,400	Toronto-Dominion Bank (The)	534,724
20,000	U.S. Bancorp	432,400
30,000	Wells Fargo & Co.	753,900
		30,253,153

	HEALTH CARE (14.1%)
24,000	Acorda Therapeutics, Inc. *	792,480
56,000	Alexion Pharmaceuticals, Inc. *	3,604,160
17,200	Allergan, Inc.	1,144,316
21,000	Auxilium Pharmaceuticals, Inc. *	520,380
16,000	Bayer AG ADR	1,114,720
14,500	Becton, Dickinson & Co.	1,074,450
10,000	Bio-Rad Laboratories, Inc. Class A *	905,100
14,800	Bio-Reference Laboratories, Inc. *	308,728
11,000	Cerner Corp. *	923,890
6,000	Computer Programs & Systems, Inc.	255,420
4,000	DENTSPLY International, Inc.	127,880
26,000	Edwards Lifesciences Corp. *	1,743,300
18,000	Emergency Medical Services Corp. Class A *	958,500
60,000	Express Scripts, Inc. *	2,922,000
20,900	Fresenius Medical Care AG & Co. KGaA ADR	1,290,366
12,600	Haemonetics Corp. *	737,478
56,000	Henry Schein, Inc. *	3,280,480

1

Value Line Premier Growth Fund, Inc.

September 30, 2010

Shares		Value
18,000	HMS Holdings Corp. *	$1,060,920
24,000	IDEXX Laboratories, Inc. *	1,481,280
51,200	Illumina, Inc. *	2,519,040
32,000	Impax Laboratories, Inc. *	633,600
7,000	Intuitive Surgical, Inc. *	1,986,180
8,000	Life Technologies Corp. *	373,520
4,000	MAKO Surgical Corp. *	38,320
7,000	Masimo Corp.	191,170
8,400	Mettler-Toledo International, Inc. *	1,045,296
17,800	Novo Nordisk A/S ADR	1,752,232
3,000	NuVasive, Inc. *	105,420
28,500	Owens & Minor, Inc.	811,110
32,000	Perrigo Co.	2,055,040
4,800	Quality Systems, Inc.	318,288
20,000	ResMed, Inc. *	656,200
4,000	Sirona Dental Systems, Inc. *	144,160
28,000	SXC Health Solutions Corp. *	1,021,160
8,000	Techne Corp.	493,840
23,000	Teva Pharmaceutical Industries Ltd. ADR	1,213,250
22,000	Volcano Corp. *	571,560
30,000	Warner Chilcott PLC Class A	673,200
		40,848,434

	INDUSTRIALS (20.5%)
85,000	ABB Ltd. ADR *	1,795,200
24,300	Acuity Brands, Inc.	1,075,032
33,000	AMETEK, Inc.	1,576,410
20,600	AZZ, Inc.	882,504
36,000	BE Aerospace, Inc. *	1,091,160
28,400	Bucyrus International, Inc.	1,969,540
30,000	C.H. Robinson Worldwide, Inc.	2,097,600
22,900	Canadian National Railway Co.	1,466,058
34,000	CLARCOR, Inc.	1,313,420
27,000	Copart, Inc. *	890,190
13,000	Corrections Corp. of America *	320,840
23,300	Curtiss-Wright Corp.	705,990
32,000	Danaher Corp.	1,299,520
20,600	DigitalGlobe, Inc. *	626,240
16,000	Dollar Thrifty Automotive Group, Inc. *	802,240
19,000	Donaldson Co., Inc.	895,470
12,600	Eaton Corp.	1,039,374
41,000	EnerSys *	1,023,770
20,000	Esterline Technologies Corp. *	1,144,600
18,000	Flowserve Corp.	1,969,560
23,200	Gardner Denver, Inc.	1,245,376
36,000	Geo Group, Inc. (The) *	840,600
6,000	GeoEye, Inc. *	242,880
10,000	Harbin Electric, Inc. *	178,900
33,000	Hunt (J.B.) Transport Services, Inc.	1,145,100
29,850	IDEX Corp.	1,059,973
22,600	IHS, Inc. Class A *	1,536,800
21,000	Kansas City Southern *	785,610
21,000	Kaydon Corp.	726,600
21,000	Kirby Corp. *	841,260
88,500	Lan Airlines S.A. ADR	2,605,440
31,500	Lennox International, Inc.	1,313,235
13,000	Lincoln Electric Holdings, Inc.	751,660
11,000	Navistar International Corp. *	480,040
20,000	Norfolk Southern Corp.	1,190,200
20,000	Polypore International, Inc. *	603,200
17,800	Precision Castparts Corp.	2,266,830

Shares		Value
36,000	Quanta Services, Inc. *	$686,880
6,000	Regal-Beloit Corp.	352,140
37,500	Republic Services, Inc.	1,143,375
36,000	Rollins, Inc.	841,680
26,000	Roper Industries, Inc.	1,694,680
48,700	Rush Enterprises, Inc. Class A *	747,058
36,600	Stericycle, Inc. *	2,542,968
20,800	Textainer Group Holdings Ltd.	556,192
33,000	Toro Co. (The)	1,855,590
12,300	Towers Watson & Co. Class A	604,914
17,000	TransDigm Group, Inc.	1,054,850
17,000	United Technologies Corp.	1,210,910
27,369	URS Corp. *	1,039,475
4,700	Valmont Industries, Inc.	340,280
7,600	W.W. Grainger, Inc.	905,236
16,000	Wabtec Corp.	764,640
20,800	Waste Connections, Inc. *	824,928
24,000	Woodward Governor Co.	778,080
		59,742,298

	INFORMATION TECHNOLOGY (15.4%)
23,000	Accenture PLC Class A	977,270
28,000	Acme Packet, Inc. *	1,062,320
5,000	Alliance Data Systems Corp. *	326,300
30,800	Amphenol Corp. Class A	1,508,584
18,700	Anixter International, Inc. *	1,009,613
60,000	ANSYS, Inc. *	2,535,000
60,000	Ariba, Inc. *	1,134,000
70,000	Aruba Networks, Inc. *	1,493,800
24,000	Atheros Communications, Inc. *	632,400
12,000	Avago Technologies Ltd. *	270,120
11,400	Blackboard, Inc. *	410,856
21,000	Canon, Inc. ADR	981,120
26,000	Check Point Software Technologies Ltd. *	960,180
60,000	Cognizant Technology Solutions Corp. Class A *	3,868,200
28,000	Concur Technologies, Inc. *	1,384,320
18,600	DG Fastchannel, Inc. *	404,550
27,550	Diodes, Inc. *	470,830
16,000	Dolby Laboratories, Inc. Class A *	908,960
16,000	Equinix, Inc. *	1,637,600
11,000	FactSet Research Systems, Inc.	892,430
3,000	Google, Inc. Class A *	1,577,370
40,000	Informatica Corp. *	1,536,400
4,200	LogMeIn, Inc. *	151,116
9,300	MasterCard, Inc. Class A	2,083,200
4,000	MercadoLibre, Inc. *	288,720
37,200	MICROS Systems, Inc. *	1,574,676
53,000	Nuance Communications, Inc. *	828,920
4,000	Open Text Corp. *	188,160
12,600	Pegasystems, Inc.	391,230
38,000	Rackspace Hosting, Inc. *	987,240
20,000	Rovi Corp. *	1,008,200
15,000	Rubicon Technology, Inc. *	340,350
27,000	Salesforce.com, Inc. *	3,018,600
25,000	Solera Holdings, Inc.	1,104,000
21,000	Sourcefire, Inc. *	605,640
44,000	SuccessFactors, Inc. *	1,104,840
31,000	Teradata Corp. *	1,195,360
26,000	TIBCO Software, Inc. *	461,240
30,000	Trimble Navigation Ltd. *	1,051,200

2

Value Line Premier Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
20,000	VanceInfo Technologies, Inc. ADR *	$646,800
6,000	VeriFone Systems, Inc. *	186,420
14,000	VistaPrint NV *	541,100
13,000	VMware, Inc. Class A *	1,104,220
		44,843,455

	MATERIALS (7.7%)
21,000	Agrium, Inc.	1,574,790
15,000	Air Products & Chemicals, Inc.	1,242,300
40,000	Albemarle Corp.	1,872,400
30,700	AptarGroup, Inc.	1,402,069
7,000	Ball Corp.	411,950
14,000	BASF AG ADR	884,100
28,000	Celanese Corp. Series A	898,800
12,600	Clearwater Paper Corp. *	958,608
16,000	Cliffs Natural Resources, Inc.	1,022,720
23,000	Crown Holdings, Inc. *	659,180
22,000	FMC Corp.	1,505,020
16,500	Greif, Inc. Class A	970,860
17,000	Mosaic Co. (The)	998,920
9,000	NewMarket Corp.	1,023,120
30,000	Praxair, Inc.	2,707,800
20,000	Rockwood Holdings, Inc. *	629,400
20,200	Scotts Miracle-Gro Co. (The) Class A	1,044,946
30,000	Sigma-Aldrich Corp.	1,811,400
4,000	STR Holdings, Inc. *	86,160
12,800	Syngenta AG ADR	637,312
		22,341,855

	TELECOMMUNICATION SERVICES (2.7%)
4,000	AboveNet, Inc. *	208,360
10,837	Brasil Telecom S.A. ADR *	93,415
8,103	Brasil Telecom S.A. ADR Preferred Shares *	160,845
40,877	Crown Castle International Corp. *	1,804,719
10,000	Millicom International Cellular S.A.	959,500
50,000	Mobile TeleSystems ADR	1,061,500
19,500	Philippine Long Distance Telephone Co. ADR	1,167,270
43,000	SBA Communications Corp. Class A *	1,732,900
5,700	Telefonica S.A. ADR	422,655
15,300	TW Telecom, Inc. *	284,121
		7,895,285

	UTILITIES (1.8%)
18,000	AGL Resources, Inc.	690,480
24,000	Centrais Eletricas Brasileiras S.A.	308,400
27,600	Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,256,076
20,000	EQT Corp.	721,200
20,000	ITC Holdings Corp.	1,245,000
20,000	Questar Corp.	350,600
13,400	Wisconsin Energy Corp.	774,520
		5,346,276
	TOTAL COMMON STOCKS AND TOTAL INVESTMENT SECURITIES (94.3%) (Cost $176,138,305)	274,136,113

Principal Amount		Value

SHORT-TERM INVESTMENTS (5.5%)

	REPURCHASE AGREEMENTS (1) (5.5%)
$16,000,000	With Morgan Stanley, 0.18%, dated 09/30/10, due 10/01/10, delivery value $16,000,080 (collateralized by $15,950,000 U.S. Treasury Notes 1.3750%, due 05/15/13, with a value of $16,368,688)	$16,000,000

	TOTAL SHORT-TERM INVESTMENTS (Cost $16,000,000) (5.5%)	16,000,000

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (0.2%)		611,824

NET ASSETS (2) (100%)		$290,747,937

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($290,747,937 ÷ 11,995,082 shares outstanding)		$24.24

*	Non-income producing.
(1)	The Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.
(2)
For federal income tax purposes, the aggregate cost was $192,138,305, aggregate gross unrealized appreciation was $103,262,872, aggregate gross unrealized depreciation was $5,265,064 and the net unrealized appreciation was $97,997,808.

ADR	American Depositary Receipt.

3

In accordance with Financial Accounting Standards Board Accounting Standards Codification (FASB ASC 820-10), Fair Value Measurements and Disclosures, (formerly Statement of Financial Accounting Standards (“SFAS”) No. 157), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

●	Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2: Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

●	Level 3: Inputs that are unobservable.

In April 2009, the Fund adopted the authoritative guidance included in FASB ASC 820-10, Fair Value Measurements and Disclosures, on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly (formerly FSP FAS 157-4). FASB ASC 820-10-35-51A to 51H indicates that if an entity determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value. Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances. It provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price as promulgated by FASB ASC 820-10. The guidance also requires additional disclosures regarding inputs and valuation techniques used, change in valuation techniques and related inputs, if any, and more disaggregated information relating to debt and equity securities.

Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances. It provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price as promulgated by FASB ASC 820-10.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at value:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$274,136,113	$0	$0	$274,136,113
Short-Term Investments	0	16,000,000	0	16,000,000
Total Investments in Securities	$274,136,113	$16,000,000	$0	$290,136,113

As of September 30, 2010, there was no significant security transfer activity from Level 1 to Level 2 or from Level 2 to Level 1.

For the period ended September 30, 2010, there were no Level 3 investments. The types of inputs used to value each security are identified in the Schedule of Investments, which also includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	November 23, 2010